COMMITMENTS AND CONTINGENCIES (Details) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES.
2015	34,332,978
2016	25,046,261
2017	15,625,421
2018	3,997,099
2019	943,261
Total	79,945,020
Rental expense	36,017,540	23,785,229	16,213,299
Purchase commitments to rental vehicles	27,850,240